Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

March 14, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AB Fixed-Income Shares, Inc. – AB Government Money Market Portfolio File Nos. 33-34001 and 811-06068

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 51 under the Securities Act of 1933 and Amendment No. 51 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Fixed-Income Shares, Inc. (the “Registrant”). We are making this filing solely to register three additional share classes of the AB Government Money Market Portfolio, a series of the Registrant: Premium Class, Select Class and Investor Class.

Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737-8833.

Sincerely, /s/ Jessica D. Cohn Jessica D. Cohn

Attachment

cc:  Paul M. Miller